COMMITMENTS - License Agreements (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Feb. 24, 2025	Dec. 31, 2024	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2022	Aug. 31, 2024	Sep. 02, 2022
Disclosure of detailed information about intangible assets [line items]
Upfront payments received	$ 100
Licensing revenue					$ 547	$ 2,000
Kukbo Co. Ltd. | Exclusive license agreement
Disclosure of detailed information about intangible assets [line items]
Upfront payments received				$ 1,500
Default amount								$ 1,500
Kukbo Co. Ltd. | Subscription agreement
Disclosure of detailed information about intangible assets [line items]
Default amount								$ 5,000
Kukbo Co. Ltd. | Exclusive license and subscription agreement
Disclosure of detailed information about intangible assets [line items]
Principal Amount Awarded And Due To The Company		$ 6,500			6,500
Interest rate on award		9.00%
Interest Amount Awarded And Due To The Company		$ 1,800			1,800
Attorney's fees recoverable		1,800			$ 1,800
Gaelan | Talicia
Disclosure of detailed information about intangible assets [line items]
Upfront payments received			$ 2,000
maximum eligible milestone payments							$ 500
Licensing revenue						$ 2,000
Haynes and Boone LLP | Contingency fee agreement
Disclosure of detailed information about intangible assets [line items]
Collection period payment limit from outcome date					6 months
Fees payable		$ 1,100			$ 1,100